Income Taxes (Tables) - TALENTEC SDN. BHD. [Member]	12 Months Ended
Jul. 31, 2025
Schedule of Components of Income Before Income Taxes

The components of loss/income before income taxes were comprised of the following:

	For the years ended July 31,
	2024	2025
Tax jurisdictions from:
-Malaysia	$145,017	$260,353
-Singapore	8,210	(50,442)
Income before income taxes	$153,227	$209,911

Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

For the years ended July 31,
	2024	2025
Current:
-Malaysia	$-	$-
-Singapore	-	-

Deferred:
-Malaysia	-	-
-Singapore	-	-
Income tax expense	$-	$-

Schedule of Reconciliation Actual Benefit of (provision For) Income Taxes

A reconciliation between the Group’s actual provision for income taxes at the Malaysian statutory rate is as follows:

	For the years ended July 31,
	2024	2025
Income before income tax expense	$153,227	$209,911
Income tax expense at the statutory rate of 17%	26,049	35,685
Tax effect of non-deductible expense	124	3,341
Tax effect of other temporary differences	1,094	(3,132)
Unrecognized deferred tax assets	(25,871)	8,575
Utilize prior year tax losses which not recorded deferred tax assets	(1,396)	(44,469)
Income taxes expense	$-	$-

Schedule of Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	For the years ended July 31,
	2024	2025
Deferred tax assets:
Net operating loss carry-forwards	$189,010	$146,561
Total deferred tax assets	189,010	146,561
Less: Valuation allowance	(189,010)	(146,561)
Total deferred tax assets, net	$-	$-

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	For the years ended July 31,
	2024	2025
Balance at the beginning of the year	$242,146	$189,010
Additions	(1,396)	8,575
Utilization	(47,446)	(59,233)
Foreign exchange effect	(4,294)	8,208
Balance at the end of the year	$189,010	$146,561